                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Chesapeake Asset Management, LLC
Address: One Rockefeller Plaza
         Suite 1210
         New York, NY 10020

Form 13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Cathaleen Lindsay
Title:   13F Compliance Officer
Phone:   212-218-4040

Signature, Place, and Date of Signing:

    /s/  Cathaleen Lindsay     New York, NY           8/14/00
    _______________________    _____________________  _________
         [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:     $183,187
                                            (in thousands)


List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                    CHEASPEAKE ASSET MANAGEMENT LLC
                                                      FORM 13F INFORMATION TABLE
                                                         AS OF DATE:  6/30/00
  (COLUMN 1)           (COLUMN 2) (COLUMN 3) (COLUMN 4)(COLUMN 5) (COLUMN 6)         (COLUMN 7)     (COLUMN 8)
   ---------            --------   --------   --------  --------   ---------          --------       --------
                                                                INVESTMENT DISCRETION        VOTING AUTHORITY (SHARES)
                                                                            SHARED
                        TITLE     CUSIP    FAIR MARKET SHRS OR  SOLE SHARED OTHER  OTHER     SOLE    SHARED     NONE
NAME OF ISSUER          OF CLASS  NUMBER     VALUE     PRN AMT  (A)   (B)   (C)    MGR.       (A)      (B)       (C)
--------------          --------  ------   ----------- -------  ---  -----  ----   ------    ------  -------   ------
ACUSON CORP.            COMMON  005113105   1,638,225  121,350  X                           43,600              77,750
ADVO INC.               COMMON  007585102   2,648,703   63,442  X                           25,250              38,192
AES CORP.               COMMON  00130H105     547,500   12,000  X                           12,000                   0
AFLAC INC.              COMMON  001055102   8,521,590  185,504  X                           69,374             116,130
ALCATEL ALSHTOM
  SPND ADR              COMMON  013904305     220,846    3,321  X                            3,321                   0
AMERADA HESS CORP.      COMMON  023551104   1,102,238   17,850  X                            6,300              11,550
AMERICA ONLINE INC.     COMMON  02364J104   2,904,900   55,200  X                           27,800              27,400
AMERICAN EXPRESS CO.    COMMON  025816109     795,323   15,258  X                            3,511              11,747
AMERICAN HOME PRODUCTS  COMMON  026609107     488,800    8,320  X                            5,400               2,920
ANHEUSER BUSCH
  COS. INC.             COMMON  035229103   2,075,416   27,788  X                           11,896              15,892
APACHE CORP.            COMMON  37411105      705,750   12,000  X                           12,000                   0
ARCHER DANIELS MIDLAND  COMMON  039483102     751,068   76,542  X                           44,420              32,122
BJS WHSL CLUB INC.      COMMON  05548J106   3,825,294  115,918  X                           41,800              74,118
BP AMOCO ADS            COMMON  055622104     299,263    5,285  X                            1,058               4,227
BAKER HUGHES INC.       COMMON  057224107     223,781    7,000  X                            7,000                   0
BANK ONE CORP.          COMMON  06423A103   1,787,656   67,300  X                           38,700              28,600
BAXTER INTERNATIONAL
  INC.                  COMMON  071813109   1,362,715   19,381  X                           10,477               8,904
BELL ATLANTIC CORP.     COMMON  077853109     224,482    4,407  X                            2,147               2,260
BRISTOL MYERS SQUIBB    COMMON  110122108     359,169    6,166  X                            2,000               4,166
BRITISH TELECOM PLC     COMMON  111021408   1,051,387    7,950  X                            3,650               4,300
CABLETRON SYSTEMS INC.  COMMON  126920107   2,676,500  106,000  X                           41,400              64,600
CADBURY SCHWEPPES PLC   COMMON  127209302     437,430   16,664  X                            8,374               8,290
CARNIVAL CORP. CL A     COMMON  143658102     800,884   41,071  X                           20,000              21,071
CHASE MANHATTAN CORP.   COMMON  16161A108   4,370,180   94,875  X                           48,301              46,574
CHUBB CORP.             COMMON  171232101     639,600   10,400  X                            7,000               3,400
CHURCH & DWIGHT INC.    COMMON  171340102     255,420   14,190  X                            1,700              12,490
CISCO SYSTEMS INC.      COMMON  17275R102     293,659    4,620  X                            4,620                   0
CITIGROUP INC.          COMMON  172967101   4,235,635   70,301  X                           36,301              34,000
COPYTELE INC.           COMMON  217721109      43,750   28,000  X                           28,000                   0
CORNING INC.            COMMON  219350105   1,106,488    4,100  X                              600               3,500
DIAMOND OFFSHORE
  DRILLING              COMMON  25271C102     698,988   19,900  X                           14,500               5,400





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DONALDSON LUFKIN
  JENRETTE              COMMON  257661108     636,562   15,000  X                           10,500               4,500
EQUITY RESIDENTIAL
  PPTYS                 COMMON  29476L107     207,089    4,505  X                            3,233               1,272
ERICSSON L M TEL CO. A  COMMON  294821400  13,060,360  653,018  X                          217,900             435,118
EXXON CORP.             COMMON  302290101  28,321,780  360,787  X                          348,695              12,092
FEDEX CORP.             COMMON  31428X106     475,000   12,500  X                            6,600               5,900
FEDERAL NAT MTG ASSN.   COMMON  313586109   1,863,633   35,625  X                           13,300              22,325
FIRST HEALTH GROUP CO.  COMMON  320960107     599,714   18,277  X                            5,000              13,277
GENENTECH INC.          COMMON  368710406   2,236,000   13,000  X                            8,800               4,200
GENERAL ELECTRIC CO.    COMMON  369604103   8,812,734  166,278  X                           36,300             129,978
GENERAL MOTORS CORP.    COMMON  370442105   1,653,000   28,500  X                           19,800               8,700
GLOBAL CROSSING LTD.    COMMON  G3921A100   2,283,004   86,765  X                           48,865              37,900
HALLIBURTON CO.         COMMON  406216101     471,875   10,000  X                           10,000                   0
HEALTHEON/WEBMD CORP.   COMMON  422209106   1,877,484  126,750  X                           67,400              59,350
HEILIG MEYERS CO.       COMMON  422893107      19,556   16,468  X                            4,537              11,931
HOMEBASE INC.           COMMON  43738E108      36,006   23,044  X                            2,222              20,822
IMPERIAL CHEMICAL
  INDS PLC              COMMON  452704505     607,777   19,725  X                           13,400               6,325
INTEL CORP.             COMMON  458140100     347,587    5,200  X                            1,600               3,600
INTL BUSINESS MACHINES  COMMON  459200101   2,570,994   23,466  X                           20,668               2,798
JOHNSON & JOHNSON       COMMON  478160104     247,085    2,425  X                               76               2,349
ELI LILLY & CO.         COMMON  532457108   4,059,919   40,650  X                           21,400              19,250
LOCKHEED MARTIN CORP.   COMMON  539830109   3,224,533  129,956  X                           56,700              73,256
LORAL SPACE & COMMUN    COMMON  G56462107   2,682,428  383,204  X                          155,554             227,650
MATRIXONE INC.          COMMON  57685P304   1,421,875   35,000  X                           22,000              13,000
MERCK & CO. INC.        COMMON  589331107   5,636,688   73,562  X                           26,900              46,662
MICROSOFT CORP.         COMMON  594918104   2,248,000   28,100  X                           15,900              12,200
MINIMED INC.            COMMON  60365K108     590,000    5,000  X                            5,000                   0
MOTOROLA INC.           COMMON  620076109   1,800,450   60,015  X                           21,600              38,415
NASDAQ 100 TR UNIT SE   COMMON  631100104   1,401,563   15,000  X                           10,200               4,800
NEWS CORP LTD. ADR      COMMON  652487703   2,774,050   50,900  X                           23,500              27,400
NEWSCORP LTD. SPON ADR  COMMON  652487802     736,250   15,500  X                            1,500              14,000
NOKIA CORP SPON ADR     COMMON  654902204     240,300    4,800  X                            4,800                   0
ORACLE SYSTEMS CORP.    COMMON  68389X105   1,950,250   23,200  X                           14,000               9,200
PARAMETRIC TECHNOLOGY   COMMON  699173100   1,606,000  146,000  X                           78,200              67,800
PEPSICO INC.            COMMON  713448108   1,154,963   25,991  X                           16,691               9,300
PFIZER INC.             COMMON  717081103   1,392,816   29,017  X                                               29,017
PITNEY BOWES INC.       COMMON  724479100     456,000   11,400  X                            9,000               2,400
PIXAR                   COMMON  725811103   1,713,150   48,600  X                           30,900              17,700
PXRE CORP.              COMMON  693674103   1,152,333   85,358  X                           46,600              38,758
QWEST COMMUNICATIONS    COMMON  749121109     636,000   12,800  X                           12,800                   0
REDWOOD TR INC PFD CV   CONVERT 758075600     273,600   11,400  X                           11,400                   0
ROYAL DUTCH
  PETROLEUM NY          COMMON  780257804   4,069,589   66,105  X                           17,100              49,005
SBC COMMUNICATIONS INC. COMMON  78387G103     424,369    9,812  X                            6,227               3,585
SCHLUMBERGER LTD.       COMMON  806857108   3,321,484   44,509  X                           11,224              33,285
SCIENTIFIC ATLANTA INC. COMMON  808655104   1,221,800   16,400  X                           10,000               6,400
SINGER CO. N V          COMMON  82930F109         945   18,900  X                            9,000               9,900
SONY CORP ADR           COMMON  835699307   1,886,250   20,000  X                           13,300               6,700
SOUTHDOWN INC.          COMMON  841297104     736,659   12,756  X                            3,168               9,588


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SPDR TR UNIT SER 1      COMMON  78462F103     450,372    3,100  X                            1,500               1,600
TELEFONICA S A ADR      COMMON  879382208   1,110,588   17,336  X                            6,363              10,973
TEXACO INC.             COMMON  881694103     604,387   11,350  X                            5,200               6,150
TEXAS INSTRUMENTS INC.  COMMON  882508104   1,263,850   18,400  X                           18,400                   0
3 COM CORP.             COMMON  885535104     576,250   10,000  X                            9,100                 900
TIME WARNER INC.        COMMON  887315109     293,056    3,856  X                                                3,856
TOOTSIE ROLL INDS. INC. COMMON  890516107     701,779   20,051  X                            7,378              12,673
TRANSOCEAN SEDCO FOREX  COMMON  G90078109     601,439   11,255  X                            4,645               6,610
TRIANGLE
  PHARMACEUTICALS       COMMON  89589H104     174,453   19,250  X                           19,250                   0
TYCO INTERNATIONAL
  LTD.                  COMMON  902124106   3,095,104   65,332  X                           32,800              32,532
UNILEVER N V            COMMON  904784501   2,396,949   55,743  X                           18,909              36,834
UNION PACIFIC CORP.     COMMON  907818108     218,025    5,814  X                            5,664                 150
UNITEDHEALTH GROUP INC  COMMON  91324P102     256,135    2,987  X                            2,987                   0
UST INC.                COMMON  902911106     468,384   31,890  X                           14,100              17,790
VODAFONE GROUP PLC      COMMON  92857T107     315,839    7,565  X                            1,165               6,400
WALT DISNEY CO.         COMMON  254687106   4,196,881  108,132  X                           43,802              64,330
WORLDCOM INC            COMMON  98157D106   3,456,979   75,357  X                           36,413              38,944
XL CAPITAL LTD. CL A    COMMON  G98255105     773,988   14,300  X                           11,200               3,100
TOTAL                                     183,186,602































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